Note 19 - Equity Incentive Plan - Summary of Information About Stock Options (Details) - Stock Options and Stock Appreciation Rights [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Options Outstanding, Number of outstanding (in shares) | shares	357,254
Options Exercisable, Number exercisable (in shares) | shares	159,560
Aggregate intrinsic value | $	$ 4,670
Aggregate intrinsic value | $	$ 3,406
Price Range 1 [Member]
Lower limit (in dollars per share)	$ 31.31
Options Outstanding, Number of outstanding (in shares) | shares	178,380
Upper limit (in dollars per share)	$ 47.25
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 41.09
Options Outstanding, Weighted average remaining contractual term (Year)	4 years 10 months 9 days
Options Exercisable, Number exercisable (in shares) | shares	147,782
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 40.98
Options Exercisable, Weighted average remaining contractual term (Year)	4 years 9 months 21 days
Price Range 2 [Member]
Lower limit (in dollars per share)	$ 51.00
Options Outstanding, Number of outstanding (in shares) | shares	178,874
Upper limit (in dollars per share)	$ 63.25
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 59.24
Options Outstanding, Weighted average remaining contractual term (Year)	9 years 1 month 24 days
Options Exercisable, Number exercisable (in shares) | shares	11,778
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 53.55
Options Exercisable, Weighted average remaining contractual term (Year)	7 years 10 months 17 days